Operating Leases (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Lease, Lease Income [Abstract]
2019		¥ 55,912,805
2020		31,600,761
2021		17,417,081
2022		10,701,271
2023		4,601,398
Thereafter		5,247,712
Total		¥ 125,481,028
2020	¥ 23,145,299
2021	10,876,674
2022	5,053,216
2023	581,340
2024	193,780
Thereafter
Total future operating lease payments	39,850,309
Less: imputed interest	(1,716,368)
Total present value of operating lease liabilities	¥ 38,133,941